Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/(used for) operating activities	¥ 2,110,057	$ 289,075	¥ 3,351,600	¥ (70,569)
Net cash (used for)/provided by investing activities	(2,444,870)	(334,945)	(1,739,515)	265,980
Net cash provided by/(used for) financing activities	(1,370,121)	(187,705)	(4,285,072)	4,468,863
Effect of exchange rate changes on cash and cash equivalents	14,657	2,008	92,039	122,418
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,690,277)	(231,567)	(2,580,948)	4,786,692
Cash, cash equivalents and restricted cash at the beginning of the year	5,280,608	723,440	7,861,556	3,074,864
Cash, cash equivalents and restricted cash at the end of the year	3,590,331	491,873	5,280,608	7,861,556
iQIYI, INC
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/(used for) operating activities	(35,985)	(4,930)	(370,682)	(157,273)
Net cash (used for)/provided by investing activities	3,384,507	463,676	238,001	(2,462,807)
Net cash provided by/(used for) financing activities	(2,873,166)	(393,622)	(3,859,442)	5,307,603
Effect of exchange rate changes on cash and cash equivalents	11,028	1,510	58,157	31,492
Net increase/(decrease) in cash, cash equivalents and restricted cash	486,384	66,634	(3,933,966)	2,719,015
Cash, cash equivalents and restricted cash at the beginning of the year	401,002	54,937	4,334,968	1,615,953
Cash, cash equivalents and restricted cash at the end of the year	¥ 887,386	$ 121,571	¥ 401,002	¥ 4,334,968